Summary of significant accounting policies - Others (Details)		12 Months Ended
	Jan. 01, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥) item shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) item shares
Summary of significant accounting policies
Number of Equity Investments | item		3		5		3
Deposit payable to channel cooperators		¥ 19,700,235		¥ 21,012,235		$ 2,856,266
Defined contribution plan cost		41,757,571	$ 6,054,279	35,601,429	¥ 28,891,339
Advertising cost		¥ 8,491,724	$ 1,231,184	7,395,353	25,594,249
VAT rate (as a percent)		6.00%	6.00%
VAT		¥ 234,931,501	$ 34,061,866	¥ 228,029,948	¥ 197,016,590
Loan facilitated		10.00%	10.00%	10.00%
After-tax decrease in Retained earnings		¥ 1,622,852,316		¥ 810,855,877		235,291,468
Deferred tax asset increase		¥ 185,860,026		¥ 316,328,243		$ 26,947,171
Translation into USD		6.8972				6.8972
Treasury shares, preferred shares | shares		41,199,374				41,199,374
Adoption of ASU 2016-13 | Adjustment
Summary of significant accounting policies
Pre tax increase in the Allowance for credit losses	¥ 22,990,000
Pre tax increase in Allowance for credit losses (as a percent)	8.03%
After-tax decrease in Retained earnings	¥ 17,240,000
Deferred tax asset increase	¥ 5,750,000
Consolidated Trusts [Member]
Summary of significant accounting policies
VAT rate (as a percent)		3.00%	3.00%
ZhongAn
Summary of significant accounting policies
VAT rate (as a percent)		13.00%	13.00%